UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-03940

BNY Mellon Strategic Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 11/30

Date of reporting period: 05/31/24

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Global Stock Fund
BNY Mellon International Stock Fund
BNY Mellon Select Manager Small Cap Value Fund

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Global Stock Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class A – DGLAX

This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.23%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$993	49	7.51%

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6159SA0524B

BNY Mellon Global Stock Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class C – DGLCX

This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.05%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$993	49	7.51%

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6160SA0524B

BNY Mellon Global Stock Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class I – DGLRX

This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.92%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$993	49	7.51%

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6161SA0524B

BNY Mellon Global Stock Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class Y – DGLYX

This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$47	0.89%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$993	49	7.51%

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0012SA0524B

BNY Mellon International Stock Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class A – DISAX

This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.25%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$6,213	51	4.74%

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6155SA0524B

BNY Mellon International Stock Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class C – DISCX

This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.97%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$6,213	51	4.74%

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6156SA0524B

BNY Mellon International Stock Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class I – DISRX

This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.92%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$6,213	51	4.74%

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6157SA0524B

BNY Mellon International Stock Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class Y – DISYX

This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$47	0.88%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$6,213	51	4.74%

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0059SA0524B

BNY Mellon Select Managers Small Cap Value Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class A – DMVAX

This semi-annual shareholder report contains important information about BNY Mellon Select Managers Small Cap Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$69	1.30%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$92	149	37.00%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

How has the Fund changed?

• The Board of Directors has approved the liquidation of the Fund, effective on or about July 26, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on or about June 21, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 29, 2024, as supplemented on May 16, 2024, which is available at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6246SA0524B

BNY Mellon Select Managers Small Cap Value Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class C – DMECX

This semi-annual shareholder report contains important information about BNY Mellon Select Managers Small Cap Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$109	2.05%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$92	149	37.00%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

How has the Fund changed?

• The Board of Directors has approved the liquidation of the Fund, effective on or about July 26, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on or about June 21, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 29, 2024, as supplemented on May 16, 2024, which is available at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6247SA0524B

BNY Mellon Select Managers Small Cap Value Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class I – DMVIX

This semi-annual shareholder report contains important information about BNY Mellon Select Managers Small Cap Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$56	1.05%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$92	149	37.00%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

How has the Fund changed?

• The Board of Directors has approved the liquidation of the Fund, effective on or about July 26, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on or about June 21, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 29, 2024, as supplemented on May 16, 2024, which is available at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6248SA0524B

BNY Mellon Select Managers Small Cap Value Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class Y – DMVYX

This semi-annual shareholder report contains important information about BNY Mellon Select Managers Small Cap Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$56	1.05%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$92	149	37.00%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

How has the Fund changed?

• The Board of Directors has approved the liquidation of the Fund, effective on or about July 26, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on or about June 21, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 29, 2024, as supplemented on May 16, 2024, which is available at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0048SA0524B

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Global Stock Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION May 31, 2024

Class	Ticker
A	DGLAX
C	DGLCX
I	DGLRX
Y	DGLYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Global Stock Fund

Statement of Investments

May 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
Australia - 2.0%
CSL Ltd.	103,600		19,438,057
Canada - 4.3%
Alimentation Couche-Tard, Inc.	362,100		21,134,345
Canadian National Railway Co.	167,300		21,296,856
			42,431,201
Denmark - 4.2%
Novo Nordisk A/S, Cl. B	310,400		41,971,966
France - 4.2%
L'Oreal SA	38,800		19,144,690
LVMH Moet Hennessy Louis Vuitton SE	28,600		22,982,774
			42,127,464
Hong Kong - 2.6%
AIA Group Ltd.	2,341,400		18,198,474
Prudential PLC	759,900		7,314,637
			25,513,111
Ireland - 2.2%
Experian PLC	474,200		22,013,990
Japan - 5.7%
Keyence Corp.	53,628		24,196,285
Shin-Etsu Chemical Co. Ltd.	473,400		17,628,526
SMC Corp.	29,600		14,889,034
			56,713,845
Netherlands - 1.3%
ASML Holding NV	13,600		13,038,063
Spain - 2.2%
Industria de Diseno Textil SA	470,500		22,413,826
Switzerland - 4.2%
Lonza Group AG	16,600		9,054,414
Nestle SA	156,800		16,602,029
Roche Holding AG	64,300		16,469,130
			42,125,573
Taiwan - 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	228,000		34,437,120
United Kingdom - 3.9%
Compass Group PLC	705,600		19,820,138
Ferguson PLC	90,100		18,537,174
			38,357,312
United States - 57.6%
Adobe, Inc.	48,100	[a]	21,392,956
Alphabet, Inc., Cl. C	189,540		32,972,378
Amphenol Corp., Cl. A	211,500		27,996,256
Automatic Data Processing, Inc.	88,500		21,675,420
Booking Holdings, Inc.	5,460		20,618,871
Cisco Systems, Inc.	364,500		16,949,250
Cognizant Technology Solutions Corp., Cl. A	150,708		9,969,334
Copart, Inc.	174,700	[a]	9,269,582
Costco Wholesale Corp.	27,710		22,442,052
Edwards Lifesciences Corp.	284,100	[a]	24,685,449
Fastenal Co.	272,400		17,972,952
Fortinet, Inc.	255,600	[a]	15,162,192
Intuitive Surgical, Inc.	50,600	[a]	20,347,272
Linde PLC	63,300		27,568,416

3

Statement of Investments (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.9% (continued)
United States - 57.6% (continued)
Mastercard, Inc., Cl. A		65,800		29,417,206
Mettler-Toledo International, Inc.		8,200	[a]	11,513,538
Microsoft Corp.		96,900		40,226,097
Moody's Corp.		53,480		21,231,025
NIKE, Inc., Cl. B		177,300		16,852,365
Old Dominion Freight Line, Inc.		91,580		16,049,395
O'Reilly Automotive, Inc.		18,900	[a]	18,205,614
Paychex, Inc.		148,100		17,795,696
ResMed, Inc.		78,900		16,279,437
Stryker Corp.		61,600		21,011,144
Texas Instruments, Inc.		125,100		24,395,751
The TJX Companies, Inc.		206,400		21,279,840
Waters Corp.		46,832	[a]	14,466,405
West Pharmaceutical Services, Inc.		43,700		14,482,617
				572,228,510
Total Common Stocks (cost $395,094,906)				972,810,038
	1-Day Yield (%)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $17,606,486)	5.43	17,606,486	[b]	17,606,486
Total Investments (cost $412,701,392)		99.7%		990,416,524
Cash and Receivables (Net)		.3%		2,553,164
Net Assets		100.0%		992,969,688

ADR—American Depositary Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2023	Purchases ($)†	Sales ($)	Value ($) 5/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.8%	18,144,985	131,329,302	(131,867,801)	17,606,486	478,966

† Includes reinvested dividends/distributions.

See notes to financial statements.

4

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	395,094,906	972,810,038
Affiliated issuers	17,606,486	17,606,486
Cash denominated in foreign currency	48	48
Tax reclaim receivable—Note 1(b)		1,273,678
Receivable for investment securities sold		932,871
Dividends receivable		923,440
Receivable for shares of Common Stock subscribed		597,928
Prepaid expenses		48,800
		994,193,289
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		768,535
Payable for shares of Common Stock redeemed		350,126
Directors’ fees and expenses payable		14,761
Other accrued expenses		90,179
		1,223,601
Net Assets ($)		992,969,688
Composition of Net Assets ($):
Paid-in capital		363,498,156
Total distributable earnings (loss)		629,471,532
Net Assets ($)		992,969,688

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	34,468,948	2,460,252	600,738,173	355,302,315
Shares Outstanding	1,608,308	125,566	27,351,081	16,222,273
Net Asset Value Per Share ($)	21.43	19.59	21.96	21.90

See notes to financial statements.

5

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $533,643 foreign taxes withheld at source):
Unaffiliated issuers	7,362,117
Affiliated issuers	478,966
Interest	1,797
Total Income	7,842,880
Expenses:
Management fee—Note 3(a)	4,152,013
Shareholder servicing costs—Note 3(c)	130,341
Professional fees	54,350
Directors’ fees and expenses—Note 3(d)	39,358
Registration fees	38,222
Custodian fees—Note 3(c)	27,277
Chief Compliance Officer fees—Note 3(c)	12,280
Loan commitment fees—Note 2	11,330
Prospectus and shareholders’ reports	10,690
Distribution fees—Note 3(b)	9,524
Miscellaneous	18,291
Total Expenses	4,503,676
Less—reduction in fees due to earnings credits—Note 3(c)	(2,183)
Net Expenses	4,501,493
Net Investment Income	3,341,387
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	49,445,110
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	47,407,026
Net Realized and Unrealized Gain (Loss) on Investments	96,852,136
Net Increase in Net Assets Resulting from Operations	100,193,523

See notes to financial statements.

6

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations ($):
Net investment income	3,341,387	3,734,336
Net realized gain (loss) on investments	49,445,110	167,981,733
Net change in unrealized appreciation (depreciation) on investments	47,407,026	(65,469,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,193,523	106,246,647
Distributions ($):
Distributions to shareholders:
Class A	(5,373,356)	(3,370,083)
Class C	(373,516)	(233,003)
Class I	(84,361,925)	(60,469,007)
Class Y	(56,920,722)	(40,210,788)
Total Distributions	(147,029,519)	(104,282,881)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,751,645	2,258,643
Class C	511,416	570,666
Class I	73,589,157	78,814,312
Class Y	13,177,268	7,582,009
Distributions reinvested:
Class A	4,955,937	3,112,810
Class C	370,041	214,817
Class I	80,929,189	58,523,929
Class Y	44,102,042	29,788,453
Cost of shares redeemed:
Class A	(5,154,732)	(5,483,997)
Class C	(488,724)	(819,660)
Class I	(60,985,153)	(222,902,718)
Class Y	(45,067,665)	(81,300,560)
Increase (Decrease) in Net Assets from Capital Stock Transactions	107,690,421	(129,641,296)
Total Increase (Decrease) in Net Assets	60,854,425	(127,677,530)
Net Assets ($):
Beginning of Period	932,115,263	1,059,792,793
End of Period	992,969,688	932,115,263
Capital Share Transactions (Shares):
Class A
Shares sold	81,883	103,168
Shares issued for distributions reinvested	248,101	149,472
Shares redeemed	(242,709)	(249,883)
Net Increase (Decrease) in Shares Outstanding	87,275	2,757
Class C
Shares sold	27,005	27,753
Shares issued for distributions reinvested	20,181	11,009
Shares redeemed	(25,534)	(40,752)
Net Increase (Decrease) in Shares Outstanding	21,652	(1,990)
Class Ia
Shares sold	3,443,226	3,585,715
Shares issued for distributions reinvested	3,958,220	2,757,269
Shares redeemed	(2,864,284)	(9,962,989)
Net Increase (Decrease) in Shares Outstanding	4,537,162	(3,620,005)
Class Ya
Shares sold	612,012	339,594
Shares issued for distributions reinvested	2,163,380	1,406,740
Shares redeemed	(2,070,606)	(3,653,664)
Net Increase (Decrease) in Shares Outstanding	704,786	(1,907,330)

[a]

During the period ended May 31, 2024, 76,686 Class Y shares representing $1,669,018 were exchanged for 76,473 Class I shares and during the period ended November 30, 2023, 319,683 Class Y shares representing $7,067,807 were exchanged for 318,933 Class I shares.

See notes to financial statements.

7

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Six Months Ended
	May 31, 2024	Year Ended November 30,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	22.86	22.86	28.41	25.74	23.07	21.08
Investment Operations:
Net investment income[a]	.04	.01	.02	.01	.06	.10
Net realized and unrealized gain (loss) on investments	2.15	2.24	(3.04)	4.09	3.71	3.17
Total from Investment Operations	2.19	2.25	(3.02)	4.10	3.77	3.27
Distributions:
Dividends from net investment income	(.03)	(.03)	(.00)[b]	(.08)	(.10)	(.12)
Dividends from net realized gain on investments	(3.59)	(2.22)	(2.53)	(1.35)	(1.00)	(1.16)
Total Distributions	(3.62)	(2.25)	(2.53)	(1.43)	(1.10)	(1.28)
Net asset value, end of period	21.43	22.86	22.86	28.41	25.74	23.07
Total Return (%)[c]	10.71[d]	10.82	(11.84)	16.72	17.00	17.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[e]	1.22	1.22	1.20	1.23	1.21
Ratio of net expenses to average net assets	1.23[e]	1.22	1.22	1.20	1.23	1.21
Ratio of net investment income to average net assets	.38[e]	.07	.09	.03	.27	.46
Portfolio Turnover Rate	7.51[d]	10.12	1.10	9.79	4.13	6.62
Net Assets, end of period ($ x 1,000)	34,469	34,765	34,704	45,402	38,828	35,891

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

8

Six Months Ended
	May 31, 2024	Year Ended November 30,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	21.24	21.53	27.11	24.73	22.26	20.41
Investment Operations:
Net investment (loss)[a]	(.04)	(.16)	(.15)	(.19)	(.10)	(.05)
Net realized and unrealized gain (loss) on investments	1.98	2.09	(2.90)	3.92	3.57	3.06
Total from Investment Operations	1.94	1.93	(3.05)	3.73	3.47	3.01
Distributions:
Dividends from net realized gain on investments	(3.59)	(2.22)	(2.53)	(1.35)	(1.00)	(1.16)
Net asset value, end of period	19.59	21.24	21.53	27.11	24.73	22.26
Total Return (%)[b]	10.25[c]	9.94	(12.59)	15.83	16.15	16.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.05[d]	2.06	2.01	1.97	1.98	1.96
Ratio of net expenses to average net assets	2.05[d]	2.06	2.01	1.97	1.98	1.96
Ratio of net investment (loss) to average net assets	(.45)[d]	(.77)	(.69)	(.77)	(.45)	(.25)
Portfolio Turnover Rate	7.51[c]	10.12	1.10	9.79	4.13	6.62
Net Assets, end of period ($ x 1,000)	2,460	2,208	2,281	4,401	8,114	11,260

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2024	Year Ended November 30,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	23.37	23.34	28.95	26.19	23.44	21.41
Investment Operations:
Net investment income[a]	.08	.09	.10	.09	.12	.15
Net realized and unrealized gain (loss) on investments	2.20	2.27	(3.10)	4.16	3.78	3.21
Total from Investment Operations	2.28	2.36	(3.00)	4.25	3.90	3.36
Distributions:
Dividends from net investment income	(.10)	(.11)	(.08)	(.14)	(.15)	(.17)
Dividends from net realized gain on investments	(3.59)	(2.22)	(2.53)	(1.35)	(1.00)	(1.16)
Total Distributions	(3.69)	(2.33)	(2.61)	(1.49)	(1.15)	(1.33)
Net asset value, end of period	21.96	23.37	23.34	28.95	26.19	23.44
Total Return (%)	10.87[b]	11.19	(11.59)	17.07	17.32	17.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[c]	.91	.89	.93	.96	.97
Ratio of net expenses to average net assets	.92[c]	.91	.89	.93	.96	.97
Ratio of net investment income to average net assets	.69[c]	.39	.42	.31	.53	.71
Portfolio Turnover Rate	7.51[b]	10.12	1.10	9.79	4.13	6.62
Net Assets, end of period ($ x 1,000)	600,738	533,266	616,996	862,835	1,026,985	965,481

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

10

Six Months Ended
	May 31, 2024	Year Ended November 30,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	23.32	23.29	28.91	26.16	23.41	21.38
Investment Operations:
Net investment income[a]	.08	.09	.10	.08	.14	.17
Net realized and unrealized gain (loss) on investments	2.19	2.27	(3.10)	4.17	3.78	3.20
Total from Investment Operations	2.27	2.36	(3.00)	4.25	3.92	3.37
Distributions:
Dividends from net investment income	(.10)	(.11)	(.09)	(.15)	(.17)	(.18)
Dividends from net realized gain on investments	(3.59)	(2.22)	(2.53)	(1.35)	(1.00)	(1.16)
Total Distributions	(3.69)	(2.33)	(2.62)	(1.50)	(1.17)	(1.34)
Net asset value, end of period	21.90	23.32	23.29	28.91	26.16	23.41
Total Return (%)	10.92[b]	11.17	(11.58)	17.11	17.43	17.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[c]	.90	.89	.89	.89	.89
Ratio of net expenses to average net assets	.89[c]	.90	.89	.89	.89	.89
Ratio of net investment income to average net assets	.71[c]	.40	.43	.29	.62	.80
Portfolio Turnover Rate	7.51[b]	10.12	1.10	9.79	4.13	6.62
Net Assets, end of period ($ x 1,000)	355,302	361,877	405,812	562,727	338,021	398,977

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

12

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	667,634,005	305,176,033	††	-	972,810,038
Investment Companies	17,606,486	-		-	17,606,486

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2023 was as follows: ordinary income $4,935,123 and long-term capital gains $99,347,758. The tax character of current year distributions will be determined at the end of the current fiscal year.

14

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.

During the period ended May 31, 2024, the Distributor retained $870 from commissions earned on sales of the fund’s Class A shares and $146 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2024, Class C shares were charged $9,524 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2024, Class A and Class C shares were charged $43,527 and $3,175, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2024, the fund was charged $8,505 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2,183.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2024, the fund was charged $27,277 pursuant to the custody agreement.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2024, the fund was charged $12,280 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $719,840, Distribution Plan fees of $1,588, Shareholder Services Plan fees of $7,895, Custodian fees of $30,000, Chief Compliance Officer fees of $5,281 and Transfer Agent fees of $3,931.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2024, amounted to $71,774,244 and $117,429,409, respectively.

At May 31, 2024, accumulated net unrealized appreciation on investments was $577,715,132, consisting of $588,222,349 gross unrealized appreciation and $10,507,217 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

17

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

18

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

19

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

20

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© 2024 BNY Mellon Securities Corporation Code-6159NCSRSA0524

BNY Mellon International Stock Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION May 31, 2024

Class Ticker

A DISAX

C DISCX

I DISRX

Y DISYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon International Stock Fund

Statement of Investments

May 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.1%
Australia - 3.3%
Cochlear Ltd.	352,400		76,138,062
CSL Ltd.	686,800		128,861,562
			204,999,624
Canada - 5.1%
Alimentation Couche-Tard, Inc.	2,909,800		169,833,516
Canadian National Railway Co.	1,132,300		144,138,853
			313,972,369
Denmark - 6.3%
Coloplast A/S, Cl. B	923,000		110,942,768
Novo Nordisk A/S, Cl. B	2,098,800		283,797,560
			394,740,328
Finland - 1.9%
Kone OYJ, Cl. B	2,364,000		120,794,636
France - 13.7%
Air Liquide SA	844,100		166,026,230
Dassault Systemes SE	2,371,400		96,576,756
Hermes International SCA	42,000		99,537,849
L'Oreal SA	342,000		168,749,588
LVMH Moet Hennessy Louis Vuitton SE	203,500		163,531,274
TotalEnergies SE	2,126,000		155,224,203
			849,645,900
Germany - 7.8%
adidas AG	663,300		166,803,320
Infineon Technologies AG	1,780,100		71,070,992
Merck KGaA	747,400		135,069,379
SAP SE	623,100		112,271,767
			485,215,458
Hong Kong - 5.2%
AIA Group Ltd.	14,767,200		114,777,696
CLP Holdings Ltd.	9,862,500		78,263,272
Hang Lung Properties Ltd.	12,847,000	[a]	11,783,330
Jardine Matheson Holdings Ltd.	983,100		36,168,818
Prudential PLC	8,634,900		83,117,729
			324,110,845
Ireland - 2.5%
Experian PLC	3,308,000		153,568,700
Italy - 1.4%
Ferrari NV	211,400		86,926,587
Japan - 16.8%
Daikin Industries Ltd.	647,400		94,218,065
FANUC Corp.	2,576,000	[a]	72,034,200
Hoya Corp.	934,700		113,767,751
Keyence Corp.	427,280		192,783,407
Murata Manufacturing Co. Ltd.	5,700,000		107,840,849
Shin-Etsu Chemical Co. Ltd.	3,669,500		136,645,282
SMC Corp.	251,700		126,607,089
Sysmex Corp.	5,525,900	[a]	95,067,791
Terumo Corp.	6,029,800		102,798,183
			1,041,762,617
Netherlands - 8.1%
ASM International NV	229,300		161,729,287
ASML Holding NV	189,200		181,382,461

3

Statement of Investments (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.1% (continued)
Netherlands - 8.1% (continued)
Universal Music Group NV		2,053,200		64,226,060
Wolters Kluwer NV		588,400		93,865,578
				501,203,386
Spain - 4.2%
Amadeus IT Group SA		1,441,200		102,603,790
Industria de Diseno Textil SA		3,279,000		156,206,024
				258,809,814
Sweden - 2.0%
Atlas Copco AB, Cl. B		7,560,000		125,396,139
Switzerland - 11.1%
Kuehne + Nagel International AG		374,300		106,006,300
Lonza Group AG		198,600		108,325,704
Nestle SA		1,000,000		105,880,289
Novartis AG		1,339,800		138,549,238
Roche Holding AG		409,500		104,885,052
SGS SA		1,323,763		123,930,993
				687,577,576
Taiwan - 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		1,574,600		237,827,584
United Kingdom - 3.9%
Compass Group PLC		4,979,000		139,858,937
Diageo PLC		3,088,600		104,169,415
				244,028,352
Total Common Stocks (cost $3,680,916,359)				6,030,579,915
	1-Day Yield (%)
Investment Companies - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $152,024,726)	5.43	152,024,726	[b]	152,024,726

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,287,250)	5.43	15,287,250	[b]	15,287,250
Total Investments (cost $3,848,228,335)		99.8%		6,197,891,891
Cash and Receivables (Net)		.2%		15,387,145
Net Assets		100.0%		6,213,279,036

ADR—American Depositary Receipt

a Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $12,127,891 and the value of the collateral was $15,287,250, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

4

Affiliated Issuers
Description	Value ($) 11/30/2023	Purchases ($)†	Sales ($)	Value ($) 5/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.5%	89,283,243	506,673,096	(443,931,613)	152,024,726	3,108,975
Investment of Cash Collateral for Securities Loaned - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	-	103,349,790	(88,062,540)	15,287,250	11,908	††
Total - 2.7%	89,283,243	610,022,886	(531,994,153)	167,311,976	3,120,883

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $12,127,891)—Note 1(c):
Unaffiliated issuers	3,680,916,359	6,030,579,915
Affiliated issuers	167,311,976	167,311,976
Cash denominated in foreign currency	503,752	502,969
Tax reclaim receivable—Note 1(b)		20,403,582
Dividends and securities lending income receivable		11,569,540
Receivable for shares of Common Stock subscribed		4,166,491
Receivable for investment securities sold		2,608,176
Prepaid expenses		99,480
		6,237,242,129
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		4,772,309
Liability for securities on loan—Note 1(c)		15,287,250
Payable for shares of Common Stock redeemed		3,430,147
Directors’ fees and expenses payable		91,864
Other accrued expenses		381,523
		23,963,093
Net Assets ($)		6,213,279,036
Composition of Net Assets ($):
Paid-in capital		3,638,024,230
Total distributable earnings (loss)		2,575,254,806
Net Assets ($)		6,213,279,036

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	54,787,093	8,216,911	3,557,930,005	2,592,345,027
Shares Outstanding	2,189,810	338,268	141,259,814	104,248,862
Net Asset Value Per Share ($)	25.02	24.29	25.19	24.87

See notes to financial statements.

6

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $8,779,554 foreign taxes withheld at source):
Unaffiliated issuers	71,509,709
Affiliated issuers	3,108,975
Income from securities lending—Note 1(c)	11,908
Interest	1,749
Total Income	74,632,341
Expenses:
Management fee—Note 3(a)	25,512,168
Shareholder servicing costs—Note 3(c)	808,209
Custodian fees—Note 3(c)	354,556
Directors’ fees and expenses—Note 3(d)	285,201
Prospectus and shareholders’ reports	67,444
Loan commitment fees—Note 2	65,805
Professional fees	58,341
Registration fees	50,081
Distribution fees—Note 3(b)	31,642
Chief Compliance Officer fees—Note 3(c)	12,315
Miscellaneous	100,301
Total Expenses	27,346,063
Less—reduction in fees due to earnings credits—Note 3(c)	(5,002)
Net Expenses	27,341,061
Net Investment Income	47,291,280
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	179,016,899
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	426,353,632
Net Realized and Unrealized Gain (Loss) on Investments	605,370,531
Net Increase in Net Assets Resulting from Operations	652,661,811

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations ($):
Net investment income	47,291,280	51,050,426
Net realized gain (loss) on investments	179,016,899	84,194,085
Net change in unrealized appreciation (depreciation) on investments	426,353,632	376,839,238
Net Increase (Decrease) in Net Assets Resulting from Operations	652,661,811	512,083,749
Distributions ($):
Distributions to shareholders:
Class A	(1,005,350)	(1,125,756)
Class C	(112,896)	(122,014)
Class I	(73,419,560)	(69,770,512)
Class Y	(51,262,675)	(57,671,055)
Total Distributions	(125,800,481)	(128,689,337)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	8,711,291	18,167,024
Class C	480,269	1,770,409
Class I	348,122,863	827,278,810
Class Y	402,417,333	232,930,379
Distributions reinvested:
Class A	933,628	1,063,135
Class C	112,896	122,014
Class I	70,165,760	65,996,191
Class Y	27,182,246	30,875,099
Cost of shares redeemed:
Class A	(13,181,109)	(25,114,006)
Class C	(1,390,226)	(83,433)
Class I	(513,462,908)	(692,551,639)
Class Y	(327,552,527)	(471,867,779)
Increase (Decrease) in Net Assets from Capital Stock Transactions	2,539,516	(11,413,796)
Total Increase (Decrease) in Net Assets	529,400,846	371,980,616
Net Assets ($):
Beginning of Period	5,683,878,190	5,311,897,574
End of Period	6,213,279,036	5,683,878,190
Capital Share Transactions (Shares):
Class A
Shares sold	362,641	819,259
Shares issued for distributions reinvested	40,663	50,077
Shares redeemed	(547,183)	(1,121,924)
Net Increase (Decrease) in Shares Outstanding	(143,879)	(252,588)
Class C
Shares sold	20,353	81,500
Shares issued for distributions reinvested	5,049	5,886
Shares redeemed	(59,236)	(262)
Net Increase (Decrease) in Shares Outstanding	(33,834)	87,124
Class Ia
Shares sold	14,351,093	36,903,799
Shares issued for distributions reinvested	3,040,111	3,092,605
Shares redeemed	(21,145,876)	(31,071,754)
Net Increase (Decrease) in Shares Outstanding	(3,754,672)	8,924,650
Class Ya
Shares sold	16,716,075	10,514,691
Shares issued for distributions reinvested	1,193,250	1,465,359
Shares redeemed	(13,596,100)	(21,512,833)
Net Increase (Decrease) in Shares Outstanding	4,313,225	(9,532,783)

[a]

During the period ended May 31, 2024, 1,098,429 Class I shares representing $26,759,776 were exchanged for 1,112,561 Class Y shares and 20,777 Class Y shares representing $501,764 were exchanged for 20,632 Class A shares and 15,202 Class A shares representing $366,365 were exchanged for 15,120 Class I shares. During the period ended November 30, 2023, 1,542,792 Class Y shares representing $34,142,061 were exchanged for 1,523,613 Class I shares.

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Six Months Ended
	May 31, 2024	Year Ended November 30,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	22.88	21.31	25.66	24.09	20.76	17.86
Investment Operations:
Net investment income[a]	.15	.14	.10	.05	.08	.15
Net realized and unrealized gain (loss) on investments	2.42	1.88	(4.31)	2.21	3.72	2.98
Total from Investment Operations	2.57	2.02	(4.21)	2.26	3.80	3.13
Distributions:
Dividends from net investment income	(.12)	(.12)	(.05)	(.08)	(.15)	(.15)
Dividends from net realized gain on investments	(.31)	(.33)	(.09)	(.61)	(.32)	(.08)
Total Distributions	(.43)	(.45)	(.14)	(.69)	(.47)	(.23)
Net asset value, end of period	25.02	22.88	21.31	25.66	24.09	20.76
Total Return (%)[b]	11.41[c]	9.59	(16.50)	9.58	18.67	17.81
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.25[d]	1.23	1.29	1.27	1.30	1.24
Ratio of net expenses to average net assets	1.25[d]	1.23	1.29	1.27	1.30	1.24
Ratio of net investment income to average net assets	1.22[d]	.62	.45	.20	.35	.77
Portfolio Turnover Rate	4.74[c]	7.37	6.98	8.72	7.20	7.38
Net Assets, end of period ($ x 1,000)	54,787	53,400	55,110	74,707	59,740	37,036

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2024	Year Ended November 30,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	22.19	20.71	25.07	23.63	20.38	17.53
Investment Operations:
Net investment income (loss)[a]	.06	(.04)	(.05)	(.12)	(.06)	.02
Net realized and unrealized gain (loss) on investments	2.35	1.85	(4.22)	2.17	3.65	2.92
Total from Investment Operations	2.41	1.81	(4.27)	2.05	3.59	2.94
Distributions:
Dividends from net investment income	-	-	-	-	(.02)	(.01)
Dividends from net realized gain on investments	(.31)	(.33)	(.09)	(.61)	(.32)	(.08)
Total Distributions	(.31)	(.33)	(.09)	(.61)	(.34)	(.09)
Net asset value, end of period	24.29	22.19	20.71	25.07	23.63	20.38
Total Return (%)[b]	10.97[c]	8.83	(17.10)	8.85	17.84	16.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97[d]	1.98	1.98	1.97	1.98	1.98
Ratio of net expenses to average net assets	1.97[d]	1.98	1.98	1.97	1.98	1.98
Ratio of net investment income (loss) to average net assets	.49[d]	(.18)	(.24)	(.47)	(.30)	.12
Portfolio Turnover Rate	4.74[c]	7.37	6.98	8.72	7.20	7.38
Net Assets, end of period ($ x 1,000)	8,217	8,255	5,903	11,190	14,510	12,001

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

10

Six Months Ended
May 31, 2024		Year Ended November 30,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	23.07	21.50	25.88	24.27	20.90	17.98
Investment Operations:
Net investment income[a]	.19	.20	.18	.14	.15	.22
Net realized and unrealized gain (loss) on investments	2.44	1.90	(4.33)	2.23	3.75	2.99
Total from Investment Operations	2.63	2.10	(4.15)	2.37	3.90	3.21
Distributions:
Dividends from net investment income	(.20)	(.20)	(.14)	(.15)	(.21)	(.21)
Dividends from net realized gain on investments	(.31)	(.33)	(.09)	(.61)	(.32)	(.08)
Total Distributions	(.51)	(.53)	(.23)	(.76)	(.53)	(.29)
Net asset value, end of period	25.19	23.07	21.50	25.88	24.27	20.90
Total Return (%)	11.58[b]	9.95	(16.20)	10.01	19.07	18.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[c]	.93	.92	.91	.91	.91
Ratio of net expenses to average net assets	.92[c]	.93	.92	.91	.91	.91
Ratio of net investment income to average net assets	1.55[c]	.90	.81	.56	.72	1.13
Portfolio Turnover Rate	4.74[b]	7.37	6.98	8.72	7.20	7.38
Net Assets, end of period ($ x 1,000)	3,557,930	3,345,179	2,925,622	3,847,708	3,142,203	2,191,801

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2024		Year Ended November 30,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	22.79	21.24	25.57	23.99	20.66	17.78
Investment Operations:
Net investment income[a]	.19	.21	.19	.15	.16	.21
Net realized and unrealized gain (loss) on investments	2.41	1.88	(4.28)	2.19	3.71	2.97
Total from Investment Operations	2.60	2.09	(4.09)	2.34	3.87	3.18
Distributions:
Dividends from net investment income	(.21)	(.21)	(.15)	(.15)	(.22)	(.22)
Dividends from net realized gain on investments	(.31)	(.33)	(.09)	(.61)	(.32)	(.08)
Total Distributions	(.52)	(.54)	(.24)	(.76)	(.54)	(.30)
Net asset value, end of period	24.87	22.79	21.24	25.57	23.99	20.66
Total Return (%)	11.59[b]	10.02	(16.17)	10.02	19.12	18.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[c]	.89	.89	.88	.89	.89
Ratio of net expenses to average net assets	.88[c]	.89	.89	.88	.89	.89
Ratio of net investment income to average net assets	1.63[c]	.95	.85	.59	.77	1.12
Portfolio Turnover Rate	4.74[b]	7.37	6.98	8.72	7.20	7.38
Net Assets, end of period ($ x 1,000)	2,592,345	2,277,044	2,325,263	3,069,335	2,818,746	2,284,939

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon International Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (250 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	551,799,953	5,478,779,962	††	-	6,030,579,915
Investment Companies	167,311,976	-		-	167,311,976

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign

14

withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2024, BNY earned $1,623 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of May 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	12,127,891		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	12,127,891		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(12,127,891)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2023 was as follows: ordinary income $49,508,337 and long-term capital gains $79,181,000. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.

During the period ended May 31, 2024, the Distributor retained $868 from commissions earned on sales of the fund’s Class A shares and $844 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents

16

and the basis on which such payments are made. During the period ended May 31, 2024, Class C shares were charged $31,642 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2024, Class A and Class C shares were charged $68,367 and $10,547, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2024, the fund was charged $15,006 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5,002.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2024, the fund was charged $354,556 pursuant to the custody agreement.

During the period ended May 31, 2024, the fund was charged $12,315 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $4,448,726, Distribution Plan fees of $5,254, Shareholder Services Plan fees of $13,385, Custodian fees of $294,349, Chief Compliance Officer fees of $5,328 and Transfer Agent fees of $5,267.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2024, amounted to $278,022,744 and $432,608,596, respectively.

At May 31, 2024, accumulated net unrealized appreciation on investments was $2,349,663,556, consisting of $2,534,204,192 gross unrealized appreciation and $184,540,636 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

18

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

19

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

20

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

21

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© 2024 BNY Mellon Securities Corporation Code-6155NCSRSA0524

BNY Mellon Select Managers Small Cap Value Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION May 31, 2024

Class	Ticker
A	DMVAX
C	DMECX
I	DMVIX
Y	DMVYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Select Managers Small Cap Value Fund

Statement of Investments

May 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 58.6%
Automobiles & Components - .3%
Modine Manufacturing Co.	2,145	[a]	216,473
Visteon Corp.	855	[a]	95,221
			311,694
Banks - 5.2%
Cadence Bank	9,650		275,508
Columbia Banking System, Inc.	11,795		227,408
Independent Bank Corp.	3,680		186,907
Pathward Financial, Inc.	3,960		211,108
Pinnacle Financial Partners, Inc.	10,408		827,540
SouthState Corp.	10,794		834,484
Synovus Financial Corp.	22,396		888,897
Wintrust Financial Corp.	13,280		1,309,541
			4,761,393
Capital Goods - 6.5%
Albany International Corp., Cl. A	1,705		149,563
American Woodmark Corp.	1,495	[a]	128,734
Atkore, Inc.	1,230		187,145
Atmus Filtration Technologies, Inc.	4,550	[a]	140,322
BWX Technologies, Inc.	1,935		178,272
Chart Industries, Inc.	1,525	[a,b]	239,471
Construction Partners, Inc., Cl. A	4,845	[a]	282,027
Enerpac Tool Group Corp.	2,525	[a]	99,283
Franklin Electric Co., Inc.	1,235		122,858
FTAI Aviation Ltd.	3,170		267,294
Herc Holdings, Inc.	6,320		916,842
Hexcel Corp.	11,922		821,068
Hillenbrand, Inc.	16,297		757,648
Leonardo DRS, Inc.	11,485	[a]	270,472
Loar Holdings, Inc.	3,970	[a]	226,171
Simpson Manufacturing Co., Inc.	880		146,010
SPX Technologies, Inc.	6,725	[a]	937,599
The AZEK Company, Inc.	3,060	[a]	146,758
			6,017,537
Commercial & Professional Services - 3.5%
CACI International, Inc., Cl. A	332	[a]	140,927
Clean Harbors, Inc.	765	[a]	165,691
ICF International, Inc.	1,935		276,221
MSA Safety, Inc.	4,605		828,900
Parsons Corp.	11,170	[a]	850,595
The Brink's Company	9,840		1,015,882
			3,278,216
Consumer Discretionary Distribution & Retail - 1.3%
Academy Sports & Outdoors, Inc.	2,525		145,667
Asbury Automotive Group, Inc.	3,594	[a]	844,841
Boot Barn Holdings, Inc.	1,785	[a,b]	212,290
			1,202,798
Consumer Durables & Apparel - 2.0%
Installed Building Products, Inc.	2,900		614,336
Meritage Homes Corp.	1,200		211,620
Oxford Industries, Inc.	1,405		155,519
PVH Corp.	6,401		768,184

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 58.6% (continued)
Consumer Durables & Apparel - 2.0% (continued)
SharkNinja, Inc.	1,255	[a]	96,158
			1,845,817
Consumer Services - 1.5%
Boyd Gaming Corp.	5,574		297,206
Hilton Grand Vacations, Inc.	4,625	[a]	191,151
Light & Wonder, Inc.	3,145	[a,b]	300,285
OneSpaWorld Holdings Ltd.	36,069	[a]	560,873
			1,349,515
Energy - 3.2%
Cactus, Inc., Cl. A	5,060	[b]	259,831
Chord Energy Corp.	1,175		217,857
Diamond Offshore Drilling, Inc.	15,760	[a]	239,237
ION Geophysical Corp.	12,608	[a,c]	0
Patterson-UTI Energy, Inc.	69,674		767,807
Permian Resources Corp.	9,080		148,821
Scorpio Tankers, Inc.	3,225		264,676
SM Energy Co.	16,334		823,724
Tidewater, Inc.	2,270	[a]	234,560
			2,956,513
Equity Real Estate Investment Trusts - 2.2%
COPT Defense Properties	38,848	[d]	958,380
SL Green Realty Corp.	3,320	[d]	175,860
STAG Industrial, Inc.	20,761	[d]	727,881
Terreno Realty Corp.	3,110	[d]	175,964
			2,038,085
Financial Services - 5.1%
Affiliated Managers Group, Inc.	5,268		856,577
Artisan Partners Asset Management, Inc., Cl. A	16,654		733,276
Evercore, Inc., Cl. A	6,239		1,266,143
Mr Cooper Group, Inc.	3,430	[a]	286,062
Piper Sandler Cos.	880		186,366
Stifel Financial Corp.	12,642		1,023,370
Virtu Financial, Inc., Cl. A	8,435		185,570
Walker & Dunlop, Inc.	1,475		141,585
			4,678,949
Food, Beverage & Tobacco - 1.6%
Darling Ingredients, Inc.	18,690	[a]	755,076
Lancaster Colony Corp.	1,220		226,310
The Simply Good Foods Company	8,450	[a]	325,240
The Vita Coco Co., Inc.	6,820	[a]	198,530
			1,505,156
Health Care Equipment & Services - 3.1%
Enovis Corp.	17,730	[a]	891,287
HealthEquity, Inc.	2,450	[a]	200,116
Integer Holdings Corp.	8,188	[a,b]	992,713
Merit Medical Systems, Inc.	10,095	[a]	819,209
			2,903,325
Household & Personal Products - .2%
BellRing Brands, Inc.	2,695	[a]	156,768
Insurance - 1.0%
Oscar Health, Inc., Cl. A	6,380	[a]	127,345
Selective Insurance Group, Inc.	7,356		718,019
Skyward Specialty Insurance Group, Inc.	2,625	[a]	97,965
			943,329
Materials - 4.5%
ATI, Inc.	21,085	[a]	1,293,353

Description	Shares		Value ($)
Common Stocks - 58.6% (continued)
Materials - 4.5% (continued)
Avient Corp.	21,074		941,586
Balchem Corp.	1,260		193,536
Element Solutions, Inc.	11,560		277,787
Knife River Corp.	2,685	[a]	189,856
Louisiana-Pacific Corp.	10,648		976,209
MP Materials Corp.	5,530	[a,b]	89,697
Summit Materials Inc., Cl. A	4,903	[a]	189,452
			4,151,476
Media & Entertainment - 1.8%
Madison Square Garden Entertainment Corp.	22,391	[a]	795,776
Nexstar Media Group, Inc.	4,435	[b]	734,835
TripAdvisor, Inc.	6,290	[a]	115,422
			1,646,033
Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
Alkermes PLC	2,610	[a]	61,074
Altimmune, Inc.	12,055	[a]	90,533
Amphastar Pharmaceuticals, Inc.	2,405	[a]	101,804
Arcellx, Inc.	1,145	[a]	59,540
Arrowhead Pharmaceuticals, Inc.	1,970	[a]	45,212
Axsome Therapeutics, Inc.	2,460	[a,b]	180,638
Biohaven Ltd.	1,140	[a]	40,014
Bridgebio Pharma, Inc.	4,965	[a]	139,070
Catalyst Pharmaceuticals, Inc.	11,850	[a,b]	191,615
Crinetics Pharmaceuticals, Inc.	5,955	[a]	264,462
Cytokinetics, Inc.	2,805	[a,b]	136,071
Halozyme Therapeutics, Inc.	4,665	[a]	206,613
Intellia Therapeutics, Inc.	1,640	[a]	35,063
Intra-Cellular Therapies, Inc.	3,025	[a]	203,401
Iovance Biotherapeutics, Inc.	8,485	[a]	75,347
Kura Oncology, Inc.	4,310	[a]	88,829
Madrigal Pharmaceuticals, Inc.	185	[a,b]	43,690
Medpace Holdings, Inc.	1,345	[a]	519,627
Newamsterdam Pharma Co. NV	9,300	[a]	174,375
Praxis Precision Medicines, Inc.	1,025	[a]	48,647
Protagonist Therapeutics, Inc.	4,675	[a]	131,601
Savara, Inc.	9,660	[a]	39,509
Structure Therapeutics, Inc.	1,170	[a]	40,014
Vaxcyte, Inc.	3,970	[a]	278,972
Vera Therapeutics, Inc.	1,780	[a]	67,622
Verona Pharma PLC, ADR	11,860	[a]	143,150
Viking Therapeutics, Inc.	970	[a]	60,392
Wave Life Sciences Ltd.	7,535	[a]	46,566
			3,513,451
Real Estate Management & Development - .3%
Forestar Group, Inc.	7,170	[a]	243,852
Semiconductors & Semiconductor Equipment - 1.6%
Amkor Technology, Inc.	2,410		78,542
Axcelis Technologies, Inc.	405	[a]	45,558
Credo Technology Group Holding Ltd.	5,495	[a]	143,255
Diodes, Inc.	11,325	[a]	839,522
MACOM Technology Solutions Holdings, Inc.	1,350	[a]	136,539
Onto Innovation, Inc.	745	[a]	161,442
Rambus, Inc.	2,025	[a]	111,902
			1,516,760
Software & Services - 1.2%
Altair Engineering, Inc., Cl. A	2,670	[a,b]	233,171

Statement of Investments (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 58.6% (continued)
Software & Services - 1.2% (continued)
AppFolio, Inc., Cl. A			1,060	[a]	242,019
Qualys, Inc.			855	[a]	120,230
SPS Commerce, Inc.			1,580	[a]	297,182
Varonis Systems, Inc.			4,110	[a]	176,566
					1,069,168
Technology Hardware & Equipment - 5.0%
Advanced Energy Industries, Inc.			10,273		1,103,628
Belden, Inc.			10,977		1,050,389
Fabrinet			825	[a]	197,612
IPG Photonics Corp.			9,195	[a]	797,482
Itron, Inc.			1,735	[a]	186,599
Littelfuse, Inc.			3,427		879,368
Napco Security Technologies, Inc.			2,745	[b]	136,289
Novanta, Inc.			930	[a]	150,809
OSI Systems, Inc.			990	[a]	142,303
					4,644,479
Transportation - 1.0%
ArcBest Corp.			1,345		141,924
XPO, Inc.			7,725	[a]	826,420
					968,344
Utilities - 2.7%
ALLETE, Inc.			1,435		90,620
Portland General Electric Co.			22,134		986,291
Southwest Gas Holdings, Inc.			17,880		1,387,309
					2,464,220
Total Common Stocks (cost $40,951,441)					54,166,878

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 2000 ETF (cost $795,099)			4,504	[b]	926,788
	Coupon Rate	Maturity Date	Principal Amount ($)
Escrow Bonds - .0%
Energy - .0%
Ion Geophysical Escrow Bond (cost $32,324)	8.00	12/15/2025	48,000	[c]	0
		1-Day Yield (%)
Investment Companies - 37.3%
Registered Investment Companies - 37.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $34,489,809)		5.43	34,489,809	[e]	34,489,809

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,691,646)	5.43	1,691,646	[e]	1,691,646
Total Investments (cost $77,960,319)		98.7%		91,275,121
Cash and Receivables (Net)		1.3%		1,207,217
Net Assets		100.0%		92,482,338

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $4,545,158 and the value of the collateral was $5,197,475, consisting of cash collateral of $1,691,646 and U.S. Government & Agency securities valued at $3,505,829. In addition, the value of collateral may include pending sales that are also on loan.

c The fund held Level 3 securities at May 31, 2024. These securities were valued at $0 or .0% of net assets.

d Investment in real estate investment trust within the United States.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2023	Purchases ($)†	Sales ($)	Value ($) 5/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 37.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 37.3%	4,569,287	157,310,683	(127,390,161)	34,489,809	163,003
Investment of Cash Collateral for Securities Loaned - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.8%	-	19,632,523	(17,940,877)	1,691,646	10,429	††
Total - 39.1%	4,569,287	176,943,206	(145,331,038)	36,181,455	173,432

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,545,158)—Note 1(c):
Unaffiliated issuers	41,778,864	55,093,666
Affiliated issuers	36,181,455	36,181,455
Cash		10,566
Receivable for investment securities sold		5,665,387
Dividends, interest and securities lending income receivable		128,282
Receivable for shares of Common Stock subscribed		174
Prepaid expenses		36,569
		97,116,099
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		114,954
Payable for shares of Common Stock redeemed		2,738,962
Liability for securities on loan—Note 1(c)		1,691,646
Payable for investment securities purchased		28,158
Directors’ fees and expenses payable		4,166
Interest payable—Note 2		2,665
Other accrued expenses		53,210
		4,633,761
Net Assets ($)		92,482,338
Composition of Net Assets ($):
Paid-in capital		52,001,455
Total distributable earnings (loss)		40,480,883
Net Assets ($)		92,482,338

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	911,490	14,829	10,369,194	81,186,825
Shares Outstanding	45,405	913.69	501,216	3,937,593
Net Asset Value Per Share ($)	20.07	16.23	20.69	20.62

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $282 foreign taxes withheld at source):
Unaffiliated issuers	1,246,842
Affiliated issuers	163,003
Income from securities lending—Note 1(c)	10,429
Interest	3,925
Total Income	1,424,199
Expenses:
Management fee—Note 3(a)	714,049
Professional fees	47,941
Registration fees	31,373
Chief Compliance Officer fees—Note 3(c)	26,769
Custodian fees—Note 3(c)	23,358
Directors’ fees and expenses—Note 3(d)	7,689
Prospectus and shareholders’ reports	7,506
Shareholder servicing costs—Note 3(c)	6,291
Interest expense—Note 2	4,289
Loan commitment fees—Note 2	1,425
Distribution fees—Note 3(b)	135
Miscellaneous	8,315
Total Expenses	879,140
Less—reduction in expenses due to undertaking—Note 3(a)	(40,824)
Less—reduction in fees due to earnings credits—Note 3(c)	(416)
Net Expenses	837,900
Net Investment Income	586,299
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	32,926,308
Net change in unrealized appreciation (depreciation) on investments	(10,468,740)
Net Realized and Unrealized Gain (Loss) on Investments	22,457,568
Net Increase in Net Assets Resulting from Operations	23,043,867

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations ($):
Net investment income	586,299	1,792,471
Net realized gain (loss) on investments	32,926,308	18,908,944
Net change in unrealized appreciation (depreciation) on investments	(10,468,740)	(27,461,525)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,043,867	(6,760,110)
Distributions ($):
Distributions to shareholders:
Class A	(87,666)	(153,929)
Class C	(6,438)	(11,385)
Class I	(1,028,108)	(1,992,839)
Class Y	(16,126,291)	(38,005,883)
Total Distributions	(17,248,503)	(40,164,036)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	221,559	25,704
Class I	2,023,881	4,748,298
Class Y	1,282,690	24,533,704
Distributions reinvested:
Class A	87,666	153,928
Class C	5,691	10,270
Class I	923,335	1,620,684
Class Y	7,716,320	19,143,726
Cost of shares redeemed:
Class A	(275,970)	(391,368)
Class C	(61,154)	(22,045)
Class I	(3,354,352)	(10,421,965)
Class Y	(119,850,960)	(146,701,494)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(111,281,294)	(107,300,558)
Total Increase (Decrease) in Net Assets	(105,485,930)	(154,224,704)
Net Assets ($):
Beginning of Period	197,968,268	352,192,972
End of Period	92,482,338	197,968,268
Capital Share Transactions (Shares):
Class Aa
Shares sold	11,162	1,185
Shares issued for distributions reinvested	4,428	7,931
Shares redeemed	(13,806)	(19,894)
Net Increase (Decrease) in Shares Outstanding	1,784	(10,778)
Class C
Shares issued for distributions reinvested	355	636
Shares redeemed	(3,760)	(1,246)
Net Increase (Decrease) in Shares Outstanding	(3,405)	(610)
Class Ia
Shares sold	98,009	233,184
Shares issued for distributions reinvested	45,374	81,285
Shares redeemed	(163,400)	(515,829)
Net Increase (Decrease) in Shares Outstanding	(20,017)	(201,360)
Class Ya
Shares sold	62,719	1,197,670
Shares issued for distributions reinvested	380,798	961,437
Shares redeemed	(5,842,211)	(7,195,241)
Net Increase (Decrease) in Shares Outstanding	(5,398,694)	(5,036,134)

[a]

During the period ended May 31, 2024, 92,223 Class Y shares representing $1,897,221 were exchanged for 91,919 Class I shares and 4,027 Class Y shares representing $82,062 were exchanged for 4,130 Class A shares. During the period ended November 30, 2023, 201,079 Class Y shares representing $4,054,416 were exchanged for 200,485 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Six Months Ended
	May 31, 2024	Year Ended November 30,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	19.47	22.69	28.97	24.13	22.15	23.94
Investment Operations:
Net investment income (loss)[a]	.05	.08	.02	(.07)	.03	.02
Net realized and unrealized gain (loss) on investments	2.47	(.53)	(1.81)	6.28	2.39	.86
Total from Investment Operations	2.52	(.45)	(1.79)	6.21	2.42	.88
Distributions:
Dividends from net investment income	(.13)	(.06)	-	(.04)	(.01)	-
Dividends from net realized gain on investments	(1.79)	(2.71)	(4.49)	(1.33)	(.43)	(2.67)
Total Distributions	(1.92)	(2.77)	(4.49)	(1.37)	(.44)	(2.67)
Net asset value, end of period	20.07	19.47	22.69	28.97	24.13	22.15
Total Return (%)[b]	13.32[c]	(1.52)	(7.76)	26.55	11.21	6.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.55[d]	1.49	1.38	1.33	1.44	1.38
Ratio of net expenses to average net assets	1.30[d]	1.30	1.30	1.30	1.30	1.30
Ratio of net investment income (loss) to average net assets	.49[d]	.42	.09	(.23)	.14	.12
Portfolio Turnover Rate	37.00[c]	74.64	70.59	70.67	86.50	57.74
Net Assets, end of period ($ x 1,000)	911	849	1,234	1,765	1,025	1,125

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2024	Year Ended November 30,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	16.03	19.26	25.41	21.44	19.86	21.92
Investment Operations:
Net investment (loss)[a]	(.03)	(.06)	(.13)	(.24)	(.10)	(.12)
Net realized and unrealized gain (loss) on investments	2.05	(.46)	(1.53)	5.54	2.11	.73
Total from Investment Operations	2.02	(.52)	(1.66)	5.30	2.01	.61
Distributions:
Dividends from net investment income	(.03)	-	-	-	-	-
Dividends from net realized gain on investments	(1.79)	(2.71)	(4.49)	(1.33)	(.43)	(2.67)
Total Distributions	(1.82)	(2.71)	(4.49)	(1.33)	(.43)	(2.67)
Net asset value, end of period	16.23	16.03	19.26	25.41	21.44	19.86
Total Return (%)[b]	12.91[c]	(2.22)	(8.44)	25.58	10.42	5.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.52[d]	2.87	2.62	2.43	2.39	2.12
Ratio of net expenses to average net assets	2.05[d]	2.05	2.05	2.05	2.05	2.05
Ratio of net investment (loss) to average net assets	(.36)[d]	(.36)	(.66)	(.95)	(.55)	(.61)
Portfolio Turnover Rate	37.00[c]	74.64	70.59	70.67	86.50	57.74
Net Assets, end of period ($ x 1,000)	15	69	95	131	117	430

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2024	Year Ended November 30,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	20.05	23.29	29.59	24.60	22.61	24.41
Investment Operations:
Net investment income[a]	.08	.14	.09	.03	.08	.10
Net realized and unrealized gain (loss) on investments	2.54	(.54)	(1.87)	6.39	2.44	.86
Total from Investment Operations	2.62	(.40)	(1.78)	6.42	2.52	.96
Distributions:
Dividends from net investment income	(.19)	(.13)	(.03)	(.10)	(.10)	(.09)
Dividends from net realized gain on investments	(1.79)	(2.71)	(4.49)	(1.33)	(.43)	(2.67)
Total Distributions	(1.98)	(2.84)	(4.52)	(1.43)	(.53)	(2.76)
Net asset value, end of period	20.69	20.05	23.29	29.59	24.60	22.61
Total Return (%)	13.40[b]	(1.22)	(7.55)	26.95	11.53	6.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17[c]	1.10	1.03	1.00	1.03	.99
Ratio of net expenses to average net assets	1.05[c]	1.05	1.03	1.00	1.03	.99
Ratio of net investment income to average net assets	.75[c]	.66	.37	.09	.41	.45
Portfolio Turnover Rate	37.00[b]	74.64	70.59	70.67	86.50	57.74
Net Assets, end of period ($ x 1,000)	10,369	10,449	16,832	23,019	13,851	15,955

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2024	Year Ended November 30,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	19.99	23.24	29.53	24.56	22.59	24.40
Investment Operations:
Net investment income[a]	.08	.14	.10	.04	.10	.10
Net realized and unrealized gain (loss) on investments	2.54	(.54)	(1.86)	6.37	2.42	.86
Total from Investment Operations	2.62	(.40)	(1.76)	6.41	2.52	.96
Distributions:
Dividends from net investment income	(.20)	(.14)	(.04)	(.11)	(.12)	(.10)
Dividends from net realized gain on investments	(1.79)	(2.71)	(4.49)	(1.33)	(.43)	(2.67)
Total Distributions	(1.99)	(2.85)	(4.53)	(1.44)	(.55)	(2.77)
Net asset value, end of period	20.62	19.99	23.24	29.53	24.56	22.59
Total Return (%)	13.40[b]	(1.22)	(7.48)	26.97	11.58	6.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10[c]	1.05	.98	.96	.98	.95
Ratio of net expenses to average net assets	1.05[c]	1.04	.98	.96	.98	.95
Ratio of net investment income to average net assets	.74[c]	.68	.42	.14	.46	.48
Portfolio Turnover Rate	37.00[b]	74.64	70.59	70.67	86.50	57.74
Net Assets, end of period ($ x 1,000)	81,187	186,601	334,032	597,663	467,798	578,267

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Select Managers Small Cap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser and the fund’s portfolio allocation manager. Channing Capital Management, LLC (“Channing”), Denali Advisors, LLC (“Denali”), Eastern Shore Capital Management (“Eastern Shore”), Heartland Advisors, Inc. (“Heartland”) and Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), serve as the fund’s sub-advisers (collectively, the “Sub-Advisers”), each managing an allocated portion of the fund’s portfolio.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held 411 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	54,166,878	-	-	54,166,878
Exchange-Traded Funds	926,788	-	-	926,788
Escrow Bonds	-	-	0	0
Investment Companies	36,181,455	-	-	36,181,455

† See Statement of Investments for additional detailed categorizations, if any.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities – Common Stocks & Escrow Bond ($)
Balance as of 11/30/2023†	0
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/Issuances	-
Sales/Dispositions	0
Transfers into Level 3	-
Transfers out of Level 3††	0
Balances as of 5/31/2024†	0
The amount of net realized gains (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 5/31/2024	-

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

†† Transfers out of Level 3 represent the value at the date of transfer. The transfer out of Level 3 for the current period was due to additional observable inputs.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2024, BNY earned $1,419 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Assets and Liabilities. As of May 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	4,545,158		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	4,545,158		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(4,545,158)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Multi-Manager Risk: Each sub-adviser makes investment decisions independently, and it is possible that the investment styles of the sub-advisers may not complement one another. As a result, the fund’s exposure to a given stock, industry or investment style could unintentionally be greater or smaller than it would have been if the fund had a single adviser. In addition, if one sub-adviser buys a security during a time frame when another sub-adviser sells it, the fund will incur transaction costs and the fund's net position in the security may be approximately the same as it would have been with a single adviser and no such sale and purchase.

Allocation Risk: The ability of the fund to achieve its investment goal depends, in part, on the ability of the Adviser to allocate effectively the fund’s assets among the sub-advisers. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2023 was as follows: ordinary income $1,999,841 and long-term capital gains $38,164,195. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended May 31, 2024, the fund was charged $4,289 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2024 was approximately $134,426 with a related weighted average annualized interest rate of 6.38%.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2023 through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. On or after March 29, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertakings, amounted to $40,824 during the period ended May 31, 2024.

Pursuant to separate sub-investment advisory agreements between the Adviser and the Sub-Advisers, each serves as the fund’s sub-adviser responsible for the day-to-day management of a portion of the fund’s portfolio. The Adviser pays each sub-adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

During the period ended May 31, 2024, the Distributor retained $111 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2024, Class C shares were charged $135 pursuant to the Distribution Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2024, Class A and Class C shares were charged $1,256 and $45, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2024, the fund was charged $2,615 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $416.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2024, the fund was charged $23,358 pursuant to the custody agreement.

During the period ended May 31, 2024, the fund was charged $26,769 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $94,783, Distribution Plan fees of $9, Shareholder Services Plan fees of $206, Custodian fees of $15,000, Chief Compliance Officer fees of $13,506 and Transfer Agent fees of $955, which are offset against an expense reimbursement currently in effect in the amount of $9,505.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2024, amounted to $53,838,178 and $215,540,984, respectively.

At May 31, 2024, accumulated net unrealized appreciation on investments was $13,314,802, consisting of $14,169,425 gross unrealized appreciation and $854,623 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Liquidation:

The Board has approved the liquidation of the fund, a series of the Company, effective on or about July 26, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of fund management, the fund’s portfolio securities will be sold and the fund may cease to pursue its investment objective and policies. The liquidation of the fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on or about June 21, 2024 (the “Closing Date”), the fund will be closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the fund is established as an investment option under the plans before the Closing Date.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

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© 2024 BNY Mellon Securities Corporation Code-6246NCSRSA0524

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no materials changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 13, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 13, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 13, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)